OPERATING SEGMENT INFORMATION - Additions to non-current assets per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment
PP&E			R$ 2,477,140
Intangible assets			114,473
Total			2,591,613
Reportable Segment
Operating Segment
PP&E	R$ 2,067,949
Intangible assets	171,406
Total	2,239,355
Administration
Operating Segment
PP&E	87,104	R$ 94,615	186,369
Intangible assets	146,407	262,194	58,993
Total	233,511	356,809	245,362
Generation
Operating Segment
PP&E	1,980,845	1,977,076	2,290,771
Intangible assets	24,948	96,916	54,980
Total	2,005,793	2,073,992	2,345,751
Transmission
Operating Segment
PP&E		2,071,691
Intangible assets	51	359,110	500
Total	R$ 51	R$ 2,430,801	R$ 500